RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Company common stock fund has been frozen to new investments since January 1, 2023. Participants are permitted to diversify balances from the Company common stock fund to the remaining available investment options at any time. The aggregate investment in Company common stock at December 31, 2025 and 2024 was as follows:

	2025	2024
Number of shares (1)	4,121,315	4,663,239
Fair value	$705,486,659	$336,825,779
(1) Rounded to the nearest whole share.
Certain Plan investments are managed by an affiliate of Fidelity Management Trust Company. Any purchases and sales of these funds are performed in the open market at fair value. Such transactions, while considered party-in-interest transactions under ERISA regulations, are permitted under the provisions of the Plan and are specifically exempt from the prohibition of party-in-interest transactions under ERISA.